Note 12 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 151,585	$ 117,708
Non-controlling interest share of earnings (note 12)	7,874	11,180
Non-controlling interest redemption increment (note 12)	16,105	13,235
Distributions paid to RNCI	(5,725)	(6,913)
Purchases of interests from RNCI, net	(30,648)	(3,890)
RNCI recognized on business acquisitions	35,307	19,889
Other	164	376
Balance	$ 174,662	$ 151,585